Non-controlling Interest	3 Months Ended
Mar. 31, 2022
Noncontrolling Interest [Abstract]
Non-controlling Interest

6. Non-controlling Interest

The non-controlling interest represents the membership interest in ZeptoVision, Inc. (“Zepto”), that was held by a holder other than the Company. Zepto was formed in April 2016 and the formation of Zepto was accounted for as a common control transaction at the time of formation. As of December 31, 2020, the Company’s ownership percentage in Zepto was 79%. The Company has consolidated the financial position and results of operations of Zepto and reflected the 21% interest as a non-controlling interest for the year ended December 31, 2020. The carrying amount of the non-controlling interest was adjusted to reflect the change in its ownership interest in the subsidiary, with the offset to equity attributable to the Company.

On February 16, 2021, the Company acquired the non-controlling interest’s shares in Zepto for a purchase price of $0.2 million making Zepto a wholly owned subsidiary of the Company. The acquisition of the remaining shares of Zepto resulted in the decrease of non-controlling interest to zero and adjustment to additional paid-in capital to reflect the Company’s increased ownership in Zepto.